Loans and advances, net (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current portion:
Total current loans and advances		¥ 2,246,691	$ 326,768	¥ 2,343,422
Allowance for loans and advances		(764,323)	(111,166)	(404,930)
Loans and advances, net		1,482,368	215,602	1,938,492
Non-current portion
Total non-current loans and advances		427,591	62,191	391,531
Allowance for loans and advances		(6,027)	(877)	(1,360)
Loans and advances, net		421,564	61,314	390,171
Loans receivable
Current portion:
Total current loans and advances	[1]	961,043	139,779	1,722,077
Loans receivable | Auto-backed loans
Current portion:
Total current loans and advances	[1]	233,893	34,020	1,105,169
Non-current portion
Total non-current loans and advances	[1]	176,923	25,732	230,634
Loans receivable | Other secured loans
Current portion:
Total current loans and advances	[1]	139,939	20,353	104,292
Non-current portion
Total non-current loans and advances	[1]	196,409	28,567	160,733
Loans receivable | Unsecured loans
Current portion:
Total current loans and advances	[1]	587,211	85,406	512,616
Non-current portion
Total non-current loans and advances	[1]	54,259	7,892	164
Acquired non-performing loans
Current portion:
Total current loans and advances	[2]	1,285,648	186,989	618,858
Acquired non-performing loans | Auto-backed loans
Current portion:
Total current loans and advances	[2]	723,404	105,215	438,942
Acquired non-performing loans | Other secured loans
Current portion:
Total current loans and advances	[2]	364,424	53,003	58,961
Acquired non-performing loans | Unsecured loans
Current portion:
Total current loans and advances	[2]	197,820	28,771	120,955
Advances to borrowers
Current portion:
Total current loans and advances	[3]	¥ 0	$ 0	¥ 2,487

[1]	Loans receivable represent loans originated by the Company with an original term up to three years and annual interest rate primarily ranging between 6%~36%;
[2]	Acquired non-performing loans are overdue loans purchased by the Company from online investors and institutional funding partners;
[3]	Advances to borrowers are advances provided to borrowers with urgent financing needs, before online investors fully fund the loans.